FINANCIAL ASSETS AT AMORTISED COST (Details) - Total Impairment - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	£ 6,132	£ 3,380
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
The Group | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	4	0
The Group | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	5,701	3,163
The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1	1
The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	43
The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	5,706	3,207
The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	426	173
The Bank
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	2,558	1,336
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
The Bank | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	4	0
The Bank | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	2,281	1,173
The Bank | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1	0
The Bank | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	27	73
The Bank | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	2,313	1,246
The Bank | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	245	90
Stage 1 | The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,542	760
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 1 | The Group | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	4	0
Stage 1 | The Group | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,347	669
Stage 1 | The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 1 | The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 1 | The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,351	669
Stage 1 | The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	191	91
Stage 1 | The Bank
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	716	300
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 1 | The Bank | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	4	0
Stage 1 | The Bank | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	589	238
Stage 1 | The Bank | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1	0
Stage 1 | The Bank | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	20	18
Stage 1 | The Bank | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	614	256
Stage 1 | The Bank | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	102	44
Stage 2 | The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	2,346	1,070
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | The Group | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Group | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	2,125	993
Stage 2 | The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	2,125	993
Stage 2 | The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	221	77
Stage 2 | The Bank
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,109	477
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 2 | The Bank | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Bank | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	974	435
Stage 2 | The Bank | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Bank | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 2 | The Bank | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	974	435
Stage 2 | The Bank | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	135	42
Stage 3 | The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,983	1,408
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | The Group | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 | The Group | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,968	1,359
Stage 3 | The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1	1
Stage 3 | The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	43
Stage 3 | The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	1,969	1,403
Stage 3 | The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	14	5
Stage 3 | The Bank
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	733	559
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
Stage 3 | The Bank | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 | The Bank | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	718	500
Stage 3 | The Bank | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
Stage 3 | The Bank | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	7	55
Stage 3 | The Bank | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	725	555
Stage 3 | The Bank | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	8	4
POCI | The Group
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	261	142
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	0	0
POCI | The Group | Loans and advances to banks
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI | The Group | Loans and advances to customers
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	261	142
POCI | The Group | Debt securities
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI | The Group | Due from fellow Lloyds Banking Group undertakings
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	0	0
POCI | The Group | Financial assets at amortised cost
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	261	142
POCI | The Group | Provisions in relation to loan commitments and financial guarantees
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - Schedule of Movement in the Allowance for Impairment Losses [Line Items]
Total allowance for impairment loss	£ 0	£ 0